Davidson Multi-Cap Equity Fund
Schedule of Investments
March 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 93.73%	Value
	Aerospace & Defense - 2.50%
41,730	Raytheon Technologies Corp.	$3,224,477

	Air Freight & Logistics - 1.76%
7,954	Fedex Corp.	2,259,254

	Auto Components - 2.21%
20,665	Aptiv PLC (a)(b)	2,849,704

	Banks - 4.73%
43,755	Citigroup, Inc.	3,183,176
17,400	First Republic Bank	2,901,450
		6,084,626
	Beverages - 1.46%
13,280	PepsiCo, Inc.	1,878,456

	Capital Markets - 2.59%
10,184	Goldman Sachs Group, Inc.	3,330,168

	Chemicals - 4.12%
50,422	Corteva, Inc.	2,350,674
46,955	H.B. Fuller Co.	2,953,939
		5,304,613
	Communications Equipment - 4.59%
8,646	Arista Networks, Inc. (a)	2,610,141
63,735	Cisco Systems, Inc.	3,295,737
		5,905,878
	Electric Utilities - 1.64%
48,215	Exelon Corp.	2,108,924

	Electrical Equipment - 2.31%
21,475	Eaton Corp. PLC (b)	2,969,563

	Entertainment - 1.75%
16,650	Electronic Arts, Inc.	2,253,910

	Food & Staples Retailing - 3.47%
93,080	Sprouts Farmers Market, Inc. (a)	2,477,790
14,680	Walmart, Inc.	1,993,984
		4,471,774
	Health Care Equipment & Supplies - 3.50%
10,255	Becton, Dickinson & Co.	2,493,503
17,015	Medtronic PLC (b)	2,009,982
		4,503,485
	Health Care Providers & Services - 5.12%
14,334	Cigna Corp.	3,465,101
12,250	Laboratory Corp. of America Holdings (a)	3,124,118
		6,589,219
	Health Care Technology - 1.99%
35,585	Cerner Corp.	2,557,850

	Hotels, Restaurants & Leisure - 2.08%
24,560	Starbucks Corp.	2,683,671

	Industrial Conglomerates - 2.06%
13,765	3M Co.	2,652,240

	Insurance - 1.62%
21,750	Progressive Corp.	2,079,518

	Interactive Media & Services - 4.35%
2,707	Alphabet, Inc. - Class C (a)(c)	5,599,781

	Internet & Direct Marketing Retail - 3.77%
959	Amazon.com, Inc. (a)	2,967,223
30,800	eBay, Inc.	1,886,192
		4,853,415
	IT Services - 2.27%
20,754	Fidelity National Information Services, Inc.	2,918,220

	Machinery - 1.94%
36,425	Otis Worldwide Corp.	2,493,291

	Multi-Utilities - 1.50%
14,605	Sempra Energy	1,936,331

	Oil, Gas & Consumable Fuels - 2.74%
20,784	Chevron Corp.	2,177,955
18,565	EOG Resources, Inc.	1,346,520
		3,524,475
	Pharmaceuticals - 4.11%
37,365	Bristol-Myers Squibb Co.	2,358,853
37,970	Merck & Co., Inc.	2,927,107
		5,285,960
	Semiconductors & Semiconductor Equipment - 2.14%
19,540	Silicon Laboratories, Inc. (a)	2,756,508

	Software - 12.42%
19,860	Fortinet, Inc. (a)	3,662,581
6,558	Intuit, Inc.	2,512,108
20,685	Microsoft Corp.	4,876,902
13,905	Salesforce.com, Inc. (a)	2,946,052
14,675	Splunk, Inc. (a)	1,988,169
		15,985,812
	Technology Hardware, Storage & Peripherals - 3.45%
36,347	Apple, Inc.	4,439,786

	Textiles, Apparel & Luxury Goods - 3.01%
63,465	Gildan Activewear, Inc. (b)	1,945,837
51,735	Steven Madden, Ltd.	1,927,646
		3,873,483
	Wireless Telecommunication Services - 2.53%
25,956	T-Mobile US, Inc. (a)	3,252,027

	TOTAL COMMON STOCKS (Cost $68,236,157)	120,626,419

	REITs - 5.76%
143,645	AGNC Investment Corp.	2,407,490
24,825	Camden Property Trust	2,728,516
60,400	CubeSmart	2,284,932
	TOTAL REITs (Cost $5,951,053)	7,420,938

	MONEY MARKET FUND - 0.85%
1,088,372	First American Government Obligations Fund, Class X, 0.04% (d)	1,088,372
	TOTAL MONEY MARKET FUND (Cost $1,088,372)	1,088,372

	Total Investments in Securities (Cost $75,275,582) - 100.34%	129,135,729
	Liabilities in Excess of Other Assets - (0.34)%	(436,283)
	NET ASSETS - 100.00%	$128,699,446

PLC	Public Limited Company
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of March 31, 2021.

Davidson Multi-Cap Equity Fund
Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

Davidson Multi-Cap Equity Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$11,105,719	$-	$-	$11,105,719
Consumer Discretionary	14,260,272	-	-	14,260,272
Consumer Staples	6,350,230	-	-	6,350,230
Energy	3,524,475	-	-	3,524,475
Financials	11,494,312	-	-	11,494,312
Health Care	18,936,513	-	-	18,936,513
Industrials	13,598,826	-	-	13,598,826
Information Technology	32,006,204	-	-	32,006,204
Materials	5,304,613	-	-	5,304,613
Utilities	4,045,255	-	-	4,045,255
Total Common Stocks	120,626,419	-	-	120,626,419
REITs	7,420,938	-	-	7,420,938
Money Market Fund	1,088,372	-	-	1,088,372
Total Investments in Securities	$129,135,729	$-	$-	$129,135,729

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.